Disclosures on equity - Dividends Discounted from Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on equity [Line Items]
Dividends discounted from equity for the period	$ 2,211,598	$ 597,861	$ 159,473
Parent
Disclosure of Disclosures on equity [Line Items]
Interim dividend	2,204,229	157,774	44,986
Special dividend	0	399,998	100,000
Dividends payable	0	27,681	4,369
Owners of the Parent	2,204,229	585,453	149,355
Non-controlling interests
Disclosure of Disclosures on equity [Line Items]
Special dividend	0	5,904	5,904
Dividends according to policy	7,369	6,504	4,214
Non-controlling interests	$ 7,369	$ 12,408	$ 10,118